OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2022
Prepaid Expense and Other Assets, Noncurrent [Abstract]
OTHER NON-CURRENT ASSETS
NOTE 5	-	OTHER NON-CURRENT ASSETS
	US dollars
	December 31,
(in thousands)	2022	2021

Deferred contract costs (*)	2,942	2,840
Deposits	187	306
	3,129	3,146

(*)	See Note 1W.